STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
OPERATING ACTIVITIES
Royalties received	$ 9,294,808	$ 25,576,105	$ 22,197,875
Interest received	6,939	8,878	2,078
Expenses paid	(1,080,534)	(1,313,881)	(930,877)
NET CASH FROM OPERATING ACTIVITIES	8,221,213	24,271,102	21,269,076
INVESTING ACTIVITIES
Maturities of U.S. Government securities	510,573	205,056	438,875
Purchases of U.S. Government Securities	(5,940,958)	(255,760)	(510,633)
NET CASH (USED FOR) INVESTING ACTIVITIES	(5,430,385)	(50,704)	(71,758)
FINANCING ACTIVITY
Distributions to unitholders	(8,921,606)	(23,222,418)	(20,204,816)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(6,130,778)	997,980	992,502
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	8,717,943	7,719,963	6,727,461
CASH AND CASH EQUIVALENTS, END OF YEAR	2,587,165	8,717,943	7,719,963
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	8,558,841	24,767,848	21,056,289
Decrease (increase) in accrued income receivable	(419,761)	(495,132)	154,800
Decrease (increase) in prepaid expense	27	(7)	1,623
Increase (decrease) in accrued expenses	82,106	(1,607)	56,364
NET CASH FROM OPERATING ACTIVITIES	8,221,213	24,271,102	21,269,076
NON CASH FINANCING ACTIVITY
Distributions declared and payable	$ 656,001	$ 8,396,806	$ 7,478,406